RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Salaries	$499,160	$504,099	$1,505,341	$1,472,296
Share-based payments (1)	493,952	351,751	1,386,341	1,223,152
Total	$993,112	$855,850	$2,891,682	$2,695,448

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various periods as calculated using the Black-Scholes model.

All transactions with related parties have occurred in the normal course of operations and are measured at the exchange amounts, which are the amounts of consideration established and agreed to by the related parties.

POET TECHNOLOGIES INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)